LEASES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
LEASES
Operating lease, discount rate	4.75%
Total operating lease expenses	$ 25,285	$ 25,826
Office and staff dorm | Minimum
LEASES
Lease term	3 years
Office and staff dorm | Maximum
LEASES
Lease term	5 years